Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (27,558)	$ (48,732)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,281	1,476
Amortization of debt issuance costs and debt discount	117	218
Stock-based compensation	3,080	4,966
Noncash interest expense and other charges	5,634	3,252
Common stock to be issued for services	106
Gain on sale of property and equipment	(7)	18
Provision for litigation settlement		1,760
Provision for doubtful accounts receivable	133	125
Provision for excess and obsolete inventories	914	5,500
Changes in operating assets and liabilities:
Accounts receivable	(160)	2,318
Inventories	(92)	(1,181)
Prepaid expenses and other current assets	5	22
Other long-term assets	340	(475)
Accounts payable	(125)	(334)
Accrued compensation	334	(1,945)
Accrued expenses and other current liabilities and accrued interest	(2,208)	(1,205)
Other long-term liabilities	(260)	(259)
Net cash used in operating activities	(18,466)	(34,476)
Cash flows from investing activities
Purchases of property and equipment	(32)	(45)
Proceeds from sale of property and equipment	28	4
Net cash used in investing activities	(4)	(41)
Cash flows from financing activities
Proceeds from the issuance of convertible preferred stock, net of issuance costs	15,525
Proceeds from the issuance of common stock in public offerings, net of issuance costs	10,179
Proceeds from the issuance of common stock under officers and directors purchase plan	21
Principal paydown of capital lease obligations		(25)
Proceeds from public offerings, net of issuance costs	3,026	3,589
Proceeds from the issuance of common stock related to warrant exercises	581
Payment of debt discount in connection with loan amendment	(155)
Proceeds from the issuance of common stock	314	246
Net cash provided by financing activities	29,491	3,810
Net change in cash and cash equivalents	11,021	(30,707)
Cash and cash equivalents, beginning of period	5,389	36,096
Cash and cash equivalents, end of period	16,410	5,389
Supplemental disclosure of cash flow information
Cash paid for interest	60	3,942
Noncash investing and financing activities:
Conversion of CRG loan principal into Series A Preferred Stock	42,794
Disposal of fully depreciated property and equipment	2,849	1,738
Accretion of Series A Preferred Stock dividends	2,918
Transfers between inventory and property and equipment	$ 51	$ 153